SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 13, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of warrants exercised		1,407,787		1,330,300
Proceeds from exercise of warrants		$ 7,251
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,407,787
Number of warrants exercised		1,407,787
Proceeds from exercise of warrants		$ 7,251
Nonadjusting event [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	38,000
Number of warrants exercised	38,000
Proceeds from exercise of warrants	$ 139